Significant Accounting Policies - Schedule of Adjustments Made to Line Items Presented on the Financial Statements due to Application of IFRS 15 (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Trade and other receivables	¥ 37,644		¥ 42,892
Contract assets	339	¥ 437
Other current assets	9,751		7,438
Deferred tax assets	17,107		16,492
Other financial liabilities, current	36,726		28,003
Contract liabilities	24,637	23,979
Advances received			17,975
Deferred revenue			9,246
Provisions, current	2,581		991
Accumulated deficit	(5,556)		(4,294)
Accumulated other comprehensive income	(2,013)		7,440
Non-controllinginterests	9,598		¥ 4,902
IAS 18 and Other [member]
Disclosure of initial application of standards or interpretations [line items]
Trade and other receivables	38,772	42,892
Other current assets	8,464	7,438
Deferred tax assets	16,746	16,492
Other financial liabilities, current	30,364	28,003
Advances received	20,575	17,975
Deferred revenue	9,326	9,246
Provisions, current	1,814	991
Accumulated deficit	(4,543)	(4,294)
Accumulated other comprehensive income	(2,018)	7,440
Non-controllinginterests	9,596	4,902
Increase (decrease) due to application of IFRS 15 [member] | Reclassification upon adoption of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Trade and other receivables	(339)	(437)
Contract assets	339	437
Other financial liabilities, current	6,362	4,633
Contract liabilities	23,539	22,588
Advances received	(20,575)	(17,975)
Deferred revenue	(9,326)	(9,246)
Increase (decrease) due to application of IFRS 15 [member] | Remeasurement [member]
Disclosure of initial application of standards or interpretations [line items]
Trade and other receivables	(789)	(792)
Other current assets	1,287	1,052
Deferred tax assets	361	384
Contract liabilities	1,098	1,391
Provisions, current	767	472
Accumulated deficit	(1,013)	(1,123)
Accumulated other comprehensive income	5	(8)
Non-controllinginterests	2	(89)
New IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Trade and other receivables	37,644	41,663
Contract assets	339	437
Other current assets	9,751	8,490
Deferred tax assets	17,107	16,876
Other financial liabilities, current	36,726	32,636
Contract liabilities	24,637	23,979
Provisions, current	2,581	1,463
Accumulated deficit	(5,556)	(5,417)
Accumulated other comprehensive income	(2,013)	7,432
Non-controllinginterests	¥ 9,598	¥ 4,813